Cover	Mar. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2023
Entity File Number	001-40872
Entity Registrant Name	Avalon Acquisition Inc.
Entity Central Index Key	0001836478
Entity Tax Identification Number	85-3451075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Embarcadero Center
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	423-0010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share and three-fourths one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share and three-fourths one redeemable warrant
Trading Symbol	AVACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	AVAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per whole share
Trading Symbol	AVACW
Security Exchange Name	NASDAQ